Commitments (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Due 1 year
Capital commitments [abstract]
Capital commitments	$ 35,822	$ 26,435
R&D commitments	30,402	18,676
Capital commitments	66,224	45,111
Later than one year
Capital commitments [abstract]
Capital commitments	11,367	13,938
R&D commitments	7,601	4,720
Capital commitments	$ 18,968	$ 18,658